EQUITY	12 Months Ended
Dec. 31, 2018
Equity [abstract]
EQUITY

NOTE 14 – EQUITY

a.    Ordinary shares and additional paid-in capital

	Year Ended December 31,
	2018	2017	2016
	Number of shares in thousands
Issued and outstanding share capital (ordinary shares):
Outstanding shares at the beginning of the year	264,495	262,917	259,581
Shares issued in private placements during the year	22,014	—	2,976
Shares issued in exercise of stock options during the year	1,107	1,578	360

Outstanding at the end of the year	287,616	264,495	262,917

Authorized	750,000	750,000	750,000

The rights of the ordinary shares include voting rights at the general meeting of shareholders, the rights to receive dividends and rights to participate in the distribution of the surplus assets of the Company in the event of liquidation.

b.    2018 Private Placement

On March 22, 2018, the Company entered into separate securities purchase agreements with Viola Growth II A.V. LP, Viola Growth II (A) LP and Viola Growth II (B) LP (collectively, “Viola”), the Company’s largest shareholder; Medtronic International Technology, Inc. (“Medtronic”), a then major shareholder of the Company; Dr. Giora Yaron (through a company wholly owned by him), the Company’s Chairman of the Board of Directors and a major shareholder, and various funds affiliated with three Israeli institutional investors, Yelin Lapidot Mutual Funds Management Ltd., a major shareholder; Meitav Dash Investments Ltd., and The Phoenix Holdings Ltd. On May 27, 2018, following approval by the Company’s shareholders of the private placement contemplated by these securities purchase agreements, the Company completed the transaction and issued to the investors a total of 22,013,893 ordinary shares (representing as of such date approximately 7.7% of the Company’s issued and outstanding shares on a post-issuance basis) at a purchase price of NIS 0.947 per share (equivalent to $0.27 as of May 7, 2018 ) (reflecting a 7% discount on the average share price during the 15 consecutive trading days preceding March 15, 2018 (inclusive), the date of publication of the Company’s 2017 financial statements), resulting in aggregate proceeds (before expenses) of NIS 20.8 million (equivalent to approximately $6.0 million). Out of the total NIS 20.8 million investment, Viola, Medtronic and Dr. Giora Yaron, invested NIS 5.2 million, NIS 2.4 million and NIS 2.1 million, respectively. Since then Medtronic transferred the shares issued to it to MS Pace LP, a limited partnership.

c.    Investment agreement with Viola and the rights offering to the Company’s shareholders

On August 26, 2015, the Company entered into a share purchase agreement with Viola. On November 5, 2015 (and, as a second stage of the transaction, on February 1, 2016), following approval by the Company’s shareholders of the transactions contemplated by the share purchase agreement with Viola (the “Viola Transaction”), the Company issued to Viola, in the aggregate for these two closings, 66,876,907 ordinary shares at a purchase price of NIS 1.449 per share (equivalent to $0.38), resulting in aggregate proceeds (before expenses) of NIS 96.9 million (equivalent to approximately $25.2 million). In addition, the Company issued to Viola warrants exercisable into up to 33,438,454 ordinary shares (the “Viola Warrants”) for no additional consideration. The Viola Warrants are not listed for trading.

The Viola Warrants are exercisable at an exercise price of (i) for the first 21 months following their issuance, NIS 1.642 per share (equivalent to $0.44 as of December 31, 2018); and (ii) for the remainder of their term, NIS 1.745 per share (equivalent to $0.47 as of December 31, 2018), in each case, subject to adjustments.

The Viola Warrants expire on the earlier of: (i) the passage of 42 months following their issuance (i.e., on May 4, 2019); (ii) in the event of a public offering with a pre-money valuation of the Company of at least at $250 million; or (iii) in the event of a merger or sale of the Company which reflects a company value of at least $250 million and the result of which will be that the shareholders in the Company before said event will hold less than the majority of voting rights in the surviving company.

In December 2015, as part of a rights offering to its shareholders (other than Viola), the Company issued 12,876,303 ordinary shares at a price of NIS 1.449 per share (equivalent to $0.37), resulting in aggregate proceeds (before expenses) of NIS 18.7 million (equivalent to approximately $4.7 million). In addition, the Company issued to the subscribing shareholders warrants exercisable into up to 6,438,152 ordinary shares (“Warrants (Series 4)”) for no additional consideration. The Warrants (Series 4) were listed on the TASE.

Each Warrant (Series 4) is exercisable at an exercise price of (i) for the first 21 months following their issuance, NIS 1.642 per share (equivalent to $0.44 as of December 31, 2018) and (ii) for the remainder of their term, NIS 1.745 per share (equivalent to $0.47 as of December 31, 2018), in each case, subject to adjustments.

The net considerations of the issuance of shares and warrants as part of the Viola Transaction and the rights offering were attributed first to the liability component (warrants) and the remaining amount was attributed to the equity component (shares). The issuance costs, in both transactions, are attributed to the shares, the Viola Warrants and the Warrants (Series 4) according to the consideration attributed to each of the components. The issuance costs were deducted from the consideration attributed to the shares. The issuance costs attributed to the Viola Warrants and the Warrants (Series 4) were immediately credited to the statements of operations as financial expenses.